INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Examination [Line Items]
Net (decrease) increase in the effective tax rate from prior period	(130.00%)	(0.40%)
Non-U.S. effective income tax rate	25.30%	27.50%
Net (decrease) increase in non-U.S. income tax rate	(220.00%)	1.50%
Gross deferred tax assets	$ 3,136	$ 2,326
Valuation allowance	1,292	812
Valuation allowance impact to tax expense	458	(8)	$ 124
Deferred tax asset, foreign tax legislation change	257
Deferred tax assets, other tax carryforwards	201
Tax charge on earnings of foreign subsidiaries	542	517
Undistributed earnings and profits of foreign affiliates	15,000
Unrecognized tax benefits	1,225	1,086	1,061	$ 991
Income tax examination unrecognized tax benefits from examination	803	640	592
Income tax examination estimated interest and penalties from examination	74	5	79
Income tax examination accrued interest and penalties from examination	612	$ 557	$ 580
Uncertainty Of Realizability Of Deferred Tax Asset
Income Tax Examination [Line Items]
Valuation allowance	257
Non-U.S.
Income Tax Examination [Line Items]
Gross deferred tax assets	1,378
Valuation allowance	1,176
Domestic Tax Authority
Income Tax Examination [Line Items]
Valuation allowance	$ 116